Events after the reporting period (Details) $ / shares in Units, $ in Thousands, € in Millions			12 Months Ended
	Feb. 28, 2023 shares	Feb. 10, 2023 EUR (€)	Dec. 31, 2022 shares	Mar. 01, 2023 USD ($) $ / shares
Grupo Villar Mir SAU
Events after the reporting period
The number of beneficially shares owned | shares			81,924,822
Outstanding shares owned by main shareholders (as a percentage)			43.70%
Modification of Contractual Terms in REINDUS Loan
Events after the reporting period
Early repayment of debt | €		€ 16.3
Repurchase of Reinstated Senior Notes
Events after the reporting period
Debt repurchase amount				$ 25,700
Accrued interest				207
Debt repurchase, face amount				$ 26,100
Debt repurchase price per share | $ / shares				$ 1.01
Major ordinary share transactions | Grupo Villar Mir SAU
Events after the reporting period
The number of beneficially shares owned | shares	76,265,434
Outstanding shares owned by main shareholders (as a percentage)	40.72%